Acquisitions & Divestitures	6 Months Ended
Jun. 30, 2025
Acquisitions And Divestitures [Abstract]
Acquisitions & Divestitures	Note 4 - Acquisitions & Divestitures
(Amounts in thousands, except share, per share and per unit data)
The assets acquired in all acquisitions include the necessary permits, rights to production, royalties, assignments, contracts and agreements that support the production from wells and operation of pipelines. The Group determines the accounting treatment of acquisitions using IFRS 3.
2025 Acquisitions
Maverick Natural Resources, LLC (“Maverick”) Business Combination
On March 14, 2025, the Group acquired Maverick. The Group determined the transaction did not have a significant concentration of assets and that it acquired an identifiable set of inputs, processes, and outputs. As a result, the Group concluded the transaction was a business combination. The Group paid purchase consideration of $445,763, inclusive of customary purchase price adjustments. The purchase consideration consisted of the issuance of
21,194,213 new common shares direct to the unitholders of Maverick, and $210,752 in cash. As part of the acquisition, the Group paid off on the acquisition date the $201,533 balance outstanding on Maverick’s credit facility and assumed $518,394 of ABS Maverick Notes outstanding. Transaction costs associated with the acquisition were $20,852. Refer to Notes 9 and 12 for additional information regarding share capital and debt.
In the period from its acquisition to June 30, 2025 the Maverick assets increased the Group’s revenue and operating expense by $227,122 and
$108,483, respectively. If the acquisition had occurred on January 1, 2025, revenue and net loss for the six months ended June 30, 2025 would have been $941,336 and $14,977, respectively.
The fair value of the consideration transferred and the provisional fair value amounts of the assets acquired and liabilities assumed as of March 14, 2025 were as follows:

Consideration paid
Cash consideration	$210,752
Fair value of common shares issued(a)	253,270
LESS: Cash acquired	(18,259)
Total consideration	$445,763
Net assets acquired
Natural gas and oil properties	$1,116,987
Asset retirement obligations, asset portion	213,813
Property, plant and equipment	43,585
Restricted cash	62,048
Other non-current assets	28,861
Derivative financial instruments, net	4,830
Trade receivables, net	153,489
Other current assets	14,693
Asset retirement obligations, liability portion	(213,813)
Borrowings(b)	(719,927)
Other non-current liabilities	(38,231)
Trade and other payables	(40,332)
Other current liabilities	(180,240)
Net assets acquired	$445,763
(a)The fair value of the common shares issued was based on the closing price of the Group’s common shares on March 14, 2025 of $11.95.
(b)Includes previously outstanding balance on the Maverick credit facility of $201,533. This balance was paid in full upon the closing of the transaction.
The fair value of the natural gas and oil properties was based on estimated future production volumes, adjusted for risk characteristics associated with the classification of the reserves, and related future net cash flows discounted using a weighted average cost of capital. The Group utilized NYMEX strip pricing adjusted for inflation. Management utilized the assistance of a third-party valuation expert to estimate the fair value of the natural gas and oil properties acquired. Changes in the Group’s assumptions used for acquisitions could result in a material change of the fair value of the acquired natural gas and oil properties. The Group considers the discount rate, commodity pricing, production and operating expense to be the assumptions most sensitive to the fair value of the acquired natural gas and oil properties. The table below represents the impact a 10% change in the discount rate, commodity price, production and operating expense would have on the fair value of the acquired natural gas and oil properties provided this represents a reasonably possible change in these assumptions.

Adjusted fair value of natural gas and oil properties	+10%	-10%
Discount rate	(58,417)	65,961
Pricing(a)	278,045	(278,045)
Production	254,387	(254,372)
Operating expense	(105,990)	105,990
(a)The Group performed the sensitivity analysis for changes in pricing by evaluating a 10% change in the forward curve as of the acquisition date.
Summit Natural Resources “Summit” Asset Acquisition
On February 27, 2025, the Group acquired certain upstream assets and related infrastructure within Virginia, West Virginia, and Alabama of the
Appalachian Region from Summit. Given the concentration of assets, this transaction was considered an asset acquisition rather than a business combination. When making this determination, management performed an asset concentration test considering the fair value of the acquired assets.
The Group paid purchase consideration of $42,245, inclusive of transaction costs of $430 and customary purchase price adjustments. The transaction was funded through proceeds from the new ABS X Notes collateralized, in part, by the acquired assets. Refer to Note 12 for additional information regarding debt.
The assets acquired and liabilities assumed were as follows:

Consideration paid
Cash consideration(a)	$42,245
Total consideration	$42,245
Net assets acquired
Natural gas and oil properties	$42,471
Asset retirement obligations, asset portion	9,223
Property, plant and equipment	88
Trade receivables, net	1,538
Asset retirement obligations, liability portion	(9,223)
Other current liabilities	(1,852)
Net assets acquired	$42,245
(a)Includes deposit of $4,550 paid in December 2024.
Other Acquisitions
During the six months ended June 30, 2025, the Group acquired certain midstream and upstream assets that are contiguous to its existing Central
Region assets. The Group paid total purchase consideration of $16,296, inclusive of customary purchase price adjustments and transaction costs. Given the concentration of assets, these transactions were considered asset acquisitions rather than business combinations.
2025 Divestitures
During the six months ended June 30, 2025, the Group divested certain non-core undeveloped acreage across its operating footprint for consideration of
$69,625. The consideration received exceeded the carrying amount of the net assets divested resulting in a gain on natural gas and oil properties and equipment of $64,123.
2024 Acquisitions
East Texas II Asset Acquisition
On October 29, 2024, the Group acquired certain developed producing assets in the East Texas area of the Central Region from a regional operator (the
“Seller”) (altogether, the “East Texas II transaction”). The Group assessed the acquired assets and determined that this transaction was considered an asset acquisition rather than a business combination. When making this determination, management evaluated IFRS 3 and concluded that the acquired assets did not meet the definition of a business. The Group paid purchase consideration of $67,782, inclusive of transaction costs of $744 and customary purchase price adjustments. The transaction was funded through a combination of cash consideration of $40,329, drawing from a senior secured bank facility supported by the acquired assets and existing liquidity, and the issuance of 2,342,445 new common shares direct to the Seller.
Refer to Notes 9 and 12 for additional information regarding share capital and debt, respectively. In the period from its acquisition to December 31,
2024 the East Texas II assets increased the Group’s revenue and operating expense by $4,889 and $1,598, respectively.
Crescent Pass Energy (“Crescent Pass”)
On August 15, 2024, the Group acquired certain upstream assets and related infrastructure in the East Texas area of the Central Region from Crescent
Pass. The Group assessed the acquired assets and determined that this transaction was considered an asset acquisition rather than a business combination. When making this determination, management evaluated IFRS 3 and concluded that the acquired assets did not meet the definition of a business. The Group paid purchase consideration of $97,678, inclusive of transaction costs of $846 and customary purchase price adjustments. The transaction was funded through a combination of the issuance of 2,249,650 new common shares direct to Crescent Pass and cash consideration of
$69,265 from the new Term Loan II supported by the acquired assets. Refer to Notes 9 and 12 for additional information regarding share capital and debt, respectively. In the period from its acquisition to December 31, 2024 the Crescent Pass assets increased the Group’s revenue and operating expense by $10,283 and $6,101, respectively.
Oaktree Capital Management, L.P. (“Oaktree”) Working Interest Asset Acquisition
On June 6, 2024 the Group acquired Oaktree’s proportionate working interest in the East Texas, Tapstone, Tanos and Indigo acquisitions. The Group assessed the acquired assets and determined that this transaction was considered an asset acquisition rather than a business combination. When making this determination, management evaluated IFRS 3 and concluded that the acquired assets did not meet the definition of a business. The Group paid purchase consideration of $221,660, inclusive of transaction costs of $2,064 and customary purchase price adjustments. As part of this transaction, the Group assumed Oaktree’s proportionate debt of $132,576 associated with the ABS VI Notes. The Group funded the purchase through a combination of existing and expanded liquidity and issued approximately $83,348 in notes payable to Oaktree. Refer to Note 12 for additional information regarding debt. In the period from its acquisition to December 31, 2024 the Oaktree assets increased the Group’s revenue and operating expense by $65,708 and
$31,626, respectively.
Other Acquisitions
On December 30, 2024 the Group acquired certain upstream assets in the Central Region that are contiguous to its existing East Texas assets. The
Group paid purchase consideration of $1,181, inclusive of customary purchase price adjustments and transaction costs. Given the concentration of assets, this transaction was considered an asset acquisition rather than a business combination.
2024 Divestitures
During the year ended December 31, 2024, the Group divested certain non-core undeveloped acreage across its operating footprint for consideration of approximately $59,048. The consideration received exceeded the carrying amount of the net assets divested resulting in a gain on natural gas and oil properties and equipment of $26,312.